Notes receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Notes receivable	Notes receivableThe Group collects notes receivable from its customers for sales of automotive computing platform, SoC Core Modules and other products. Notes receivable as of December 31, 2024 and 2025 were bank acceptance notes